Note 6 - Employee Benefit Plans (Details) - Weighted-Average Actuarial Assumptions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Weighted-Average Actuarial Assumptions [Abstract]
Discount rate	4.20%	3.75%
Expected return on plan assets	6.25%	6.50%